Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Principal Outstanding	$ 2,624,165		$ 2,658,023
Term loan facility USD [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	$ 957,387
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	USD LIBOR + 2.75% (0.5% floor)
Debt Instrument Interest Rate	6.90%
Facility maturity date	--06-28
Term Loan Facility EUR [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	$ 737,894	€ 680,671
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	EURIBOR + 3.00% (0% floor)
Debt Instrument Interest Rate	6.20%
Facility maturity date	--06-28
Secured Loan Notes E U R | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding	$ 456,785	421,362
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	3.00%
Debt Instrument Interest Rate	3.20%
Facility maturity date	--06-29
Secured Loan Notes U S D | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding	$ 360,418
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	4.00%
Debt Instrument Interest Rate	4.20%
Facility maturity date	--06-29
Revolving Credit Facility (USD) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding	$ 15,000
Revolving Credit Facility (USD) [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	BASE + 2.25% (0% floor
Debt Instrument Interest Rate	7.00%
Facility maturity date	--12-27
Revolving Credit Facility (EUR) [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding	$ 21,681	20,000
Revolving Credit Facility (EUR) [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	BASE + 2.25% (0% floor)
Debt Instrument Interest Rate	5.20%
Facility maturity date	--12-27
Line of Credit [Member] | Facility maturity date June 25
Debt Instrument [Line Items]
Principal Outstanding	$ 75,000	€ 75,000
Line of Credit [Member] | USD | Facility maturity date June 25
Debt Instrument [Line Items]
Interest rate (1)	Term SOFR (5) + 2.70%
Debt Instrument Interest Rate	7.60%
Facility maturity date	--06-25